10. STOCK-BASED COMPENSATION (Details - Unvested) - 6 months ended Jun. 30, 2015 - Unvested Stock Options - $ / shares	Total
Unvested stock options, beginning balance	3,421,131
Unvested options granted	370,000
Unvested options vested	(1,130,122)
Unvested options forfeited	(90,556)
Unvested stock options, ending balance	2,570,453
Weighted average exercise price, beginning balance	$ 2.31
Weighted average fair value per share on grant date, granted	1.35
Weighted average fair value per share on grant date, vested	2.28
Weighted average fair value per share on grant date, forfeited	2.50
Weighted average exercise price, ending balance	$ 2.20